UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                              --------

                             FORM N-CSR
                              --------

         CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES

              INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                    THE ADVISORS' INNER CIRCLE FUND
           (Exact name of registrant as specified in charter)
                              --------


                             101 Federal Street
                              Boston, MA 02110
           (Address of principal executive offices) (Zip code)

                            AIG Money Market Fund
                               P.O. Box 219009
                          Kansas City, MO 64121-9009
                    (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.
                                       AIG
                                MONEY MARKET FUND
                                  ANNUAL REPORT
                                OCTOBER 31, 2003

   [LOGO OMITTED]
                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.


                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets ................................................    2

Statement of Operations ................................................    4

Statements of Changes in Net Assets ....................................    5

Financial Highlights ...................................................    6

Notes to Financial Statements ..........................................    7

Independent Auditors' Report ...........................................   11

Trustees and Officers of The Advisors' Inner Circle Fund ...............   12

Notice to Shareholders .................................................   16

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (58.0%)
--------------------------------------------------------------------------------
BANKS (58.0%)
--------------------------------------------------------------------------------
          Bank of Scotland
$ 20,000    1.030%, 11/17/03                  $   20,000
          Credit Agricole Indosuez
  50,000    1.060%, 11/04/03                      50,000
          Deutsche Bank AG
  25,000    1.080%, 01/27/04                      25,000
  25,000    1.420%, 10/15/04                      25,000
          Dexia Banque Belgique
  37,000    1.060%, 11/03/03                      37,000
          Fortis Bank
  40,000    1.110%, 02/06/04                      40,001
          Landesbank Baden-Wurttemberg
  40,000    1.060%, 11/20/03                      40,000
          Lloyds TSB Bank PLC
  50,000    1.060%, 11/04/03                      50,000
          Natexis Banques Populaires
  50,000    1.070%, 12/10/03                      50,000
          Rabobank Nederland
  50,000    1.080%, 11/25/03                      50,000
          Royal Bank of Scotland PLC
  50,000    1.140%, 11/20/03                      50,000
          Societe Generale
  40,000    1.070%, 11/04/03                      40,000
          Toronto Dominion Bank
  50,000    1.090%, 01/12/04                      50,000
          Unicredito Italiano SPA
  50,000    1.080%, 01/15/04                      49,998
          Westdeutsche LBAG
  40,000    1.190%, 11/10/03                      40,000

--------------------------------------------------------------------------------
                                                 616,999
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $616,999)                      616,999
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (34.7%)
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (13.2%)
--------------------------------------------------------------------------------
          Barclays US Funding Corp.
$ 50,000    1.010%, 11/06/03                  $   49,993
          San Paolo IMI US Financial Company
  45,000    1.050%, 11/03/03                      44,997
          State Street Corporation
  45,000    1.040%, 11/03/03                      44,997

--------------------------------------------------------------------------------
                                                 139,987
--------------------------------------------------------------------------------
BANKS (8.3%)
--------------------------------------------------------------------------------
          BNP Paribas Finance Inc.
  40,000    1.030%, 11/03/03                      39,998
          UBS Finance Delaware LLC
  40,000    1.040%, 11/03/03                      39,998
          Westpac Capital Corporation
   8,100    1.020%, 11/07/03                       8,099

--------------------------------------------------------------------------------
                                                  88,095
--------------------------------------------------------------------------------
INSURANCE (4.7%)
--------------------------------------------------------------------------------
          Nordea North America Inc.
  50,000    1.083%, 11/18/03                      49,975

--------------------------------------------------------------------------------
                                                  49,975
--------------------------------------------------------------------------------
SECURITIES BROKERAGE/DEALERS (8.5%)
--------------------------------------------------------------------------------
          Citicorp
  50,000    1.060%, 11/20/03                      49,972
          Morgan Stanley
  40,000    1.040%, 11/05/03                      39,995

--------------------------------------------------------------------------------
                                                  89,967
--------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $368,024)                      368,024
--------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                        AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (4.7%)
--------------------------------------------------------------------------------
          Federal Home Loan Mortgage Co.
$ 50,000    1.137%, 02/04/04                  $   49,851
--------------------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY
            OBLIGATION
            (Cost $49,851)                        49,851
--------------------------------------------------------------------------------
TIME DEPOSIT (2.5%)
--------------------------------------------------------------------------------
          National Australia Bank Ltd.
  27,095    1.000%, 11/03/03                      27,095
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $27,095)                        27,095
================================================================================
          TOTAL INVESTMENTS (99.9%)
            (Cost $1,061,969)                  1,061,969
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
          Payable for Administration Fees            (53)
          Payable for Distribution Fees              (28)
          Other Assets and Liabilities, Net          940
--------------------------------------------------------------------------------
          TOTAL OTHER ASSETS &
            LIABILITIES                              859
--------------------------------------------------------------------------------

                                                  VALUE
                                                  (000)
--------------------------------------------------------------------------------
          NET ASSETS:
--------------------------------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 914,396,825 outstanding
            shares of beneficial interest       $914,361
          Portfolio Shares of Class B (unlimited
            authorization -- no par value)
            based on  148,426,082 outstanding
            shares of beneficial  interest       148,447
          Undistributed net investment income         20
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)           $1,062,828
--------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A
   ($914,379,705 / 914,396,825 shares)             $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B
   ($148,448,072 / 148,426,082 shares)             $1.00
--------------------------------------------------------------------------------
LLC -- Limited Liability Company
PLC -- Public Limited Company


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $14,515
                                                                      -------
   Total Investment Income                                             14,515
                                                                      -------

EXPENSES:
   Investment Advisory Fees                                             2,930
   Administration Fees                                                    617
   Distribution Fees (1)                                                  507
   Transfer Agent Fees                                                     89
   Custody Fees                                                            77
   Registration and Filing Fees                                            41
   Professional Fees                                                       30
   Printing Fees                                                           19
   Trustees' Fees                                                           5
   Other Fees                                                              66
                                                                      -------
   Total Expenses                                                       4,381
                                                                      -------
   Less: Investment Advisory Fees Waived                               (1,795)
        Administration Fees Waived                                        (70)
        Distribution Fees Waived                                          (80)
                                                                      -------
   Net Expenses                                                         2,436
                                                                      -------
   Net Investment Income                                               12,079
                                                                      -------
   Net Realized Gain on Investments                                        14
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $12,093
                                                                      =======

(1) Distribution fees are incurred by Class B shares only.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND                                                                2003                    2002
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                         $      12,079          $      23,354
   Net Realized Gain on Investments                                                         14                      8
                                                                                 -------------          -------------
     Increase in Net Assets Resulting from Operations                                   12,093                 23,362
                                                                                 -------------          -------------
DISTRIBUTIONS:
   Net Investment Income
     Class A                                                                           (10,968)               (21,162)
     Class B                                                                            (1,115)                (2,187)
                                                                                 -------------          -------------
   Total Distributions                                                                 (12,083)               (23,349)
                                                                                 -------------          -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                                        182,108,054            111,901,663
     In Lieu of Cash Distributions                                                      10,945                 23,432
     Redeemed                                                                     (182,005,542)          (112,492,118)
                                                                                 -------------          -------------
       Net Class A Share Transactions                                                  113,457               (567,023)
                                                                                 -------------          -------------
   Class B
     Issued                                                                             80,915                386,333
     In Lieu of Cash Distributions                                                       1,114                  2,456
     Redeemed                                                                          (79,657)              (396,567)
                                                                                 -------------          -------------
       Net Class B Share Transactions                                                    2,372                 (7,778)
                                                                                 -------------          -------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions                  115,829               (574,801)
                                                                                 -------------          -------------
Total Increase (Decrease) in Net Assets                                                115,839               (574,788)
NET ASSETS:
   Beginning of Year                                                                   946,989              1,521,777
                                                                                 -------------          -------------
   End of Year                                                                   $   1,062,828          $     946,989
                                                                                 =============          =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,



                        NET                                                               NET                 NET
                       ASSET                            DISTRIBUTIONS                    ASSET              ASSETS       RATIO
                       VALUE        NET        TOTAL      FROM NET                       VALUE                END     OF EXPENSES
                     BEGINNING  INVESTMENT     FROM      INVESTMENT         TOTAL         END      TOTAL   OF PERIOD  TO AVERAGE
                     OF PERIOD    INCOME    OPERATIONS     INCOME       DISTRIBUTIONS  OF PERIOD  RETURN+    (000)     NET ASSETS
                     --------   ----------  ----------  -------------   -------------  ---------  -------  ---------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2003              $1.00       $0.01       $0.01       $(0.01)         $(0.01)        $1.00     1.07%  $  914,380     0.17%
     2002               1.00        0.02        0.02        (0.02)          (0.02)         1.00     1.71      800,913     0.22
     2001               1.00        0.05        0.05        (0.05)          (0.05)         1.00     4.70    1,367,925     0.22
     2000               1.00        0.06        0.06        (0.06)          (0.06)         1.00     6.11      441,711     0.25
     1999               1.00        0.05        0.05        (0.05)          (0.05)         1.00     4.94      548,019     0.26
   CLASS B
     2003              $1.00       $0.01       $0.01       $(0.01)         $(0.01)        $1.00     0.77%  $  148,448     0.47%
     2002               1.00        0.01        0.01        (0.01)          (0.01)         1.00     1.36      146,076     0.57
     2001               1.00        0.04        0.04        (0.04)          (0.04)         1.00     4.34      153,852     0.57
     2000               1.00        0.06        0.06        (0.06)          (0.06)         1.00     5.74       89,397     0.60
     1999               1.00        0.05        0.05        (0.05)          (0.05)         1.00     4.58      103,570     0.61

                       RATIO        RATIO
                       OF NET    OF EXPENSES
                     INVESTMENT  TO AVERAGE
                       INCOME     NET ASSETS
                     TO AVERAGE  (EXCLUDING
                     NET ASSETS    WAIVERS)
                     ----------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2003               1.07%        0.33%
     2002               1.72         0.32
     2001               4.38         0.32
     2000               5.92         0.35
     1999               4.83         0.36
   CLASS B
     2003               0.77%        0.68%
     2002               1.35         0.67
     2001               4.18         0.67
     2000               5.53         0.70
     1999               4.46         0.71

+ Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser and Administrator during the periods indicated.

Note (unaudited): The 7-day current and effective annualized yields as of October 31, 2003 are: Class A shares 1.02% and 1.03%, respectively and Class B shares 0.82% and 0.83%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 45 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, the Fund held no repurchase agreements.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Fund paid the Distributor $61,586 through a reduction in the yield earned on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND TRANSFER  AGENCY
AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $70,000 of Administration fees for the year ended October 31, 2003.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. The Sub-Distributor has voluntarily agreed to waive 0.15% beginning June 26, 2003. The waiver is voluntary and may be terminated at any time.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Beginning June 26, 2003, the Advisor has voluntarily agreed to waive an additional 0.15%. Fee waivers are voluntary and may be terminated at any time.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                                    UNDISTRIBUTED               ACCUMULATED
                                   NET INVESTMENT                 REALIZED
                                       INCOME                       LOSS
                                        (000)                       (000)
                                   --------------               -----------
                                         $22                        $(22)

     These reclassifications have no impact on the net assets or net asset value.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2003
--------------------------------------------------------------------------------
     The tax character of dividends and distributions paid during the last two years were as follows:

                                                            ORDINARY
                                                             INCOME
                                             YEAR             (000)
                                             ----            ------
                                             2003            $12,083
                                             2002             23,349

     As of October 31, 2003, the components of Distributable Earnings were as follows (000):

                  Undistributed Ordinary Income .............   $ 998
                  Other Temporary Differences ...............    (978)
                                                                 -----
                  Total Distributable Earnings ..............    $ 20
                                                                 =====

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2003, is as follows (unaudited):

                                 S & P                          MOODY'S
                           ----------------                ----------------
                            A1 +      85.2%                 P1      100.0%
                            A1        14.8                  NR         --
                                      -----                         -----
                                      100.0%                        100.0%
                                      =====                         =====

8.   SUBSEQUENT EVENT:

     The adviser for the Fund, AIG Capital Management Corp., an indirect, wholly owned subsidiary of American International Group, Inc., is expected to merge with and into AIG Global Investment Corp. ("AIGGIC"), also an indirect, wholly owned subsidiary of American International Group, Inc. The transaction is expected to close on or about December 31, 2003, and upon the closing, AIGGIC will serve as the Fund's investment adviser. Upon the merger, the same investment personnel will continue to manage the Fund's investments, and there will be no change in the investment advisory services provided to the Fund, or to the investment management fees charged to the Fund.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of AIG Money Market Fund of The
Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP [Signature Omitted]


Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                   TERM OF                                         IN THE ADVISORS'
                POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1       THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS                MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY  Trustee         (Since 1993)  Vice Chairman of Ameritrust Texas N.A.,      45         Trustee of The Arbor Funds,
76 yrs. old                                   1989-1992, and MTrust Corp., 1985-1989.                 The MDL Funds, and The
                                                                                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.        Trustee        (Since 1993)  Pennsylvania  State  University,             45         Member  and  Treasurer,
PATTERSON                                     Senior Vice President,  Treasurer                       Board of Trustees of Grove
                                              (Emeritus); Financial and Investment                    City College. Trustee of The
                                              Counsultant, Professor of                               Arbor Funds, The MDL Funds,
                                              Transportation since 1984; Vice                         and The Expedition Funds.
                                              President-Investments,Treasurer,
                                              Senior Vice President (Emeritus),
                                              1982-1984. Director, Pennsylvania
                                              Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.        Trustee         (Since 1993)  Private investor from 1987 to present.      45         Trustee of The Arbor Funds,
PETERS                                        Vice President and Chief Financial Officer,             The MDL Funds, and The
74 yrs. old                                   Western Company of North America (petroleum             Expedition Funds.
                                              service company), 1980-1986. President of
                                              Gene Peters and Associates (import company),
                                              1978-1980. President and Chief Executive
                                              Officer of Jos. Schlitz Brewing Company
                                              before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.        Trustee         (Since 1994)  Partner, Dechert (law firm),                 45         Trustee of The Arbor Funds,
STOREY                                        September 1987-December 1993.                           The MDL Funds, The Expedition
72 yrs. old                                                                                           Funds, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, State
                                                                                                      Street Research Funds and
                                                                                                      Massachusetts  Health and
                                                                                                      Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                       12




TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                   TERM OF                                         IN THE ADVISORS'
                POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1       THE TRUST      TIME SERVED 2        DURING PAST 5 YEARS                MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
------------
GEORGE J.       Trustee         (Since 1999)  Chief Executive Officer, Newfound            45         Trustee, Navigator Securities
SULLIVAN, JR.                                 Consultants Inc. since April 1997.                      Lending Trust, since 1995.
61 yrs. old                                   General Partner, Teton Partners, L.P.,                  Trustee of The Arbor Funds,
                                              June 1991-December 1996; Chief                          The MDL Funds, The Expedition
                                              Financial Officer,Nobel Partners,                       Funds, SEI Asset Allocation
                                              L.P., March 1991-December 1996;                         Trust, SEI Daily Income Trust,
                                              Treasurer and Clerk, Peak Asset                         SEI Index Funds, SEI
                                              Management, Inc., since 1991.                           Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.         Chairman      (Since 1991)  Currently performs various services          45         Trustee of The Arbor Funds,
NESHER          of the Board                  on behalf of SEI Investments for which                  Bishop Street Funds, The
57 yrs. old     of Trustees                   Mr. Nesher is compensated. Executive                    Expedition Funds, The MDL
                                              Vice President of SEI Investments,                      Funds, SEI Asset Allocation
                                              1986-1994. Director and Executive                       Trust, SEI Daily Income Trust,
                                              Vice President of the Administrator                     SEI Index Funds, SEI
                                              and the Distributor, 1981-1994.                         Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional  Managed Trust,
                                                                                                      SEI Liquid Asset Trust,
                                                                                                      SEI Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Opportunity Fund, L.P.,
                                                                                                      SEI Absolute Return Master
                                                                                                      Fund, L.P., and SEI Absolute
                                                                                                      Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.      Trustee         (Since 1992)  Partner, Morgan, Lewis & Bockius             45         Trustee of The Arbor Funds,
DORAN                                         LLP (law firm), counsel to the                          The MDL Funds, The Expedition
1701 Market Street                            Trust, SEI Investments, the                             Funds, SEI Asset Allocation
Philadelphia, PA                              Administrator and the Distributor.                      Trust, SEI Daily Income Trust,
63 yrs. old                                   Director of SEI Investments                             SEI Index Funds, SEI
                                              since 1974; Secretary of                                Institutional International
                                              SEI Investments since 1978.                             Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust and SEI
                                                                                                      Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                      13




TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                   TERM OF                                         IN THE ADVISORS'
                POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1       THE TRUST      TIME SERVED          DURING PAST 5 YEARS                MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F.        President       (Since 2003)  Senior Operations Officer, SEI               N/A                  N/A
VOLK, CPA                                     Investments, Fund Accounting and
41 yrs. old                                   Administration since 1996; Assistant
                                              Chief Accountant for the U.S. Securities
                                              and Exchange Commission from
                                              1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER        Controller      (Since 2001)  Director, SEI Investments, Fund              N/A                  N/A
SPRATLEY, CPA   and Chief                     Accounting and Administration since
34 yrs. old     Financial                     November 1999;  Audit Manager,
                Officer                       Ernst & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER           Co-Controller   (Since 2003)  Director, SEI Investments, Fund              N/A                  N/A
GOLDEN          and Co-Chief                  Accounting and Administration since
39 yrs. old     Financial Officer             June 2001. From March 2000 to 2001,
                                              Vice President of Funds Administration
                                              for J.P. Morgan Chase & Co. From
                                              1997 to 2000, Vice President of Pension
                                              and Mutual Fund Accounting for Chase
                                              Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.       Vice President  (Since 2001)  Vice President and Assistant Secretary of    N/A                  N/A
VETTERLEIN      and Secretary                 SEI Investments Global Funds Services
41 yrs. old                                   and SEI Investments Distribution Co.
                                              since January 2001; Shareholder/Partner,
                                              Buchanan Ingersoll Professional
                                              Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.        Vice President (Since 1998)   Vice President and Assistant Secretary       N/A                  N/A
GAVALIS         and Assistant                 of SEI Investments, SEI Investments
39 yrs. old     Secretary                     Global Funds Services and SEI
                                              Investments  Distribution Co. since
                                              1998; Assistant General Counsel and
                                              Director of Arbitration, Philadelphia
                                              Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.


                                       14



TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                   TERM OF                                         IN THE ADVISORS'
                POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
     AGE 1       THE TRUST      TIME SERVED          DURING PAST 5 YEARS                MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
TIMOTHY D.        Assistant     (Since 2000)  Vice President and Assistant Secretary       N/A                  N/A
BARTO           Vice President                of SEI Investments Global Funds
35 yrs. old      and Assistant                Services and SEI Investments
                 Secretary                    Distribution Co. since 1999; Associate,
                                              Dechert  (law  firm)  from   1997-1999;
                                              Associate,  Richter, Miller & Finn (law
                                              firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.        Assistant     (Since 2000)  Vice President and Assistant Secretary       N/A                  N/A
ZITELLI         Vice President                of SEI Investments Global Funds
35 yrs. old      and Secretary                Services and SEI Investments
                                              Distribution Co. since 2000; Vice
                                              President, Merrill Lynch & Co. Asset
                                              Management Group from 1998-2000;
                                              Associate at Pepper Hamilton LLP
                                              from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.    Vice President  (Since 2000)  Vice President and Assistant Secretary       N/A                  N/A
MCCULLOUGH       and Assistant                of SEI Investments Global Funds
43 yrs. old       Secretary                   Services and SEI Investments
                                              Distribution Co. since 1999;
                                              Associate at White and Williams
                                              LLP  from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.         Vice President  (Since 2001)  Vice President and Assistant Secretary       N/A                  N/A
MUNCH            and Assistant                of SEI Investments Global Funds
32 yrs. old       Secretary                   Services and SEI Investments
                                              Distribution Co. since 2001; Associate
                                              at Howard Rice Nemorvoski Canady
                                              Falk & Rabkin from 1998-2001;
                                              Associate at Seward & Kissel
                                              from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN            Vice President  (Since 2002)  Middle Office Compliance Officer at          N/A                  N/A
MUNERA           and Assistant                SEI Investments since 2000; Supervising
40 yrs. old       Secretary                   Examiner at Federal Reserve Bank of
                                              Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI            Vice President  (Since 2003)  Employed by SEI Investments Company          N/A                  N/A
DAGGETT          and Assistant                since 2003, Associate at Drinker
42 yrs. old       Secretary                   Biddle & Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------


1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

          LONG-TERM          LONG-LONG
         (20% RATE)         (15% RATE)         ORDINARY
        CAPITAL GAIN       CAPITAL GAIN         INCOME             TOTAL           TAX-EXEMPT        QUALIFYING
        DISTRIBUTION       DISTRIBUTION      DISTRIBUTIONS     DISTRIBUTIONS        INTEREST        DIVIDENDS (1)
       --------------     --------------     -------------     -------------       ----------       ------------
            0.00%              0.00%            100.00%           100.00%             0.00%             0.00%


---------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".
---------
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885






    This information must be preceded or accompanied by a current prospectus. AIG-AR-005-1000

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.